Share-Based Compensation - Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional disclosure
Proceeds from exercise of options	$ 561,448	$ 69,214
Leju Plan | Employees Share Options
Number of Options
Outstanding at beginning of the year (in shares)	12,768,545
Exercised (in shares)	(429,968)	(48,757)	0
Forfeited (in shares)	(535,173)
Outstanding at end of the year (in shares)	11,803,404	12,768,545
Vested and expected to vest at end of the year (in shares)	11,714,361
Exercisable at end of the year (in shares)	10,246,364
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 3.33
Exercised (in dollars per share)	1.42
Forfeited (in dollars per share)	3.66
Outstanding at end of the year (in dollars per share)	3.39	$ 3.33
Vested and expected to vest at end of the year (in dollars per share)	3.40
Exercisable at end of the year (in dollars per share)	$ 3.69
Weighted Average Remaining Contractual Term
Outstanding at end of the year	5 years 4 months 21 days	6 years 5 months 16 days
Vested and expected to vest at end of the year	5 years 4 months 13 days
Exercisable at end of the year	5 years 26 days
Aggregate Intrinsic Value of Options
Exercised	$ 471,610	$ 20,441	$ 0
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)			$ 0.75
Compensation expense	1,415,526	2,268,554	$ 4,010,147
Total unrecognized compensation expense	$ 561,737
Weighted-average period over which cost is expected to be recognized	5 months 16 days
Proceeds from exercise of options	$ 611,734	$ 69,214	$ 0
Omnigold Plan | Employees Share Options
Number of Options
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Additional disclosure
Compensation expense	$ 0	$ 0	$ 48,215
Total unrecognized compensation expense	$ 0